Leases	3 Months Ended
Mar. 31, 2023
Leases [Abstract]
Leases

Note 4 – Leases

Operating Leases

The Company has lease arrangements for office spaces and an equipment lease. These leases expire at various dates through 2024.

As of and for the Three Months Ended March 31, 2023

Operating Lease Expense - net	$98,426

Additional Lease Information:
Weighted average remaining lease term-operating leases (in years)	2.0
Weighted average discount rate-operating leases	7%

Future minimum lease payments under non-cancellable leases as of March 31, 2023, were as follows:

April 1, 2023 to March 31, 2024	$445,381
April 1, 2024 to March 31, 2025	276,358
April 1, 2025 to September 30,2025	197,940
Total future minimum lease payments	$919,679
Less portion representing interest	(20,000)
Less current portion of lease obligations	(568,531)
Long term portion of lease obligations	$331,148